Consolidated Statements of Equity (USD $) In Millions, unless otherwise specified	Total	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings [Member]	Noncontrolling Interest [Member]	Total Equity [Member]
Beginning Balance at Dec. 31, 2011		$ 3.8	$ (2,642.2)	$ 7,224.7	$ 1,880.4	$ 36.3	$ 148.2	$ 6,651.2
Beginning Balance (in shares) at Dec. 31, 2011		384.6	(91.7)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		1.3
Issuance of restricted stock								0
Exercise of stock options and stock purchase rights (in shares)	16.2		16.2
Exercise of stock options and stock purchase rights			475.7	(142.1)				333.6
Treasury shares held for taxes due upon exercise of stock options (in shares)			(2.3)
Treasury shares held for taxes due upon exercise of stock options			(77.8)					(77.8)
Excess income tax benefit from exercise of stock options				30.6				30.6
Stock-based compensation				83.8				83.8
Cash dividends declared					(235.8)		(4.7)	(240.5)
Purchases of treasury stock (in shares)	(14.0)		(14.0)
Purchases of treasury stock	(451.4)		(451.4)					(451.4)
Net earnings	481.1				461.2		19.9	481.1
Other comprehensive earnings, net of tax	(17.0)					(6.3)	(10.7)	(17.0)
Ending Balance at Dec. 31, 2012		3.8	(2,695.7)	7,197.0	2,105.8	30.0	152.7	6,793.6
Ending Balance (in shares) at Dec. 31, 2012	0.2	385.9	(91.8)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		1.0
Issuance of restricted stock								0
Exercise of stock options and stock purchase rights (in shares)	6.1		6.4
Exercise of stock options and stock purchase rights			187.2	(52.7)				134.5
Treasury shares held for taxes due upon exercise of stock options (in shares)			(0.3)
Treasury shares held for taxes due upon exercise of stock options			(18.6)					(18.6)
Excess income tax benefit from exercise of stock options				40.4				40.4
Stock-based compensation				53.4				53.4
Cash dividends declared					(257.0)		(3.4)	(260.4)
Purchases of treasury stock (in shares)	(10.7)		(10.7)
Purchases of treasury stock	(475.9)		(475.9)					(475.9)
Other (in shares)		0.1
Other		0.1		9.5				9.6
Net earnings	517.7				493.1		24.6	517.7
Other comprehensive earnings, net of tax	(57.0)					(39.9)	(17.1)	(57.0)
Ending Balance at Dec. 31, 2013	6,737.3	3.9	(3,003.0)	7,247.6	2,341.9	(9.9)	156.8	6,737.3
Ending Balance (in shares) at Dec. 31, 2013		387.0	(96.4)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of restricted stock (in shares)		0.6
Issuance of restricted stock								0
Exercise of stock options and stock purchase rights (in shares)	2.7		2.8
Exercise of stock options and stock purchase rights			77.7	(17.0)				60.7
Treasury shares held for taxes due upon exercise of stock options (in shares)			(0.4)
Treasury shares held for taxes due upon exercise of stock options			(27.7)					(27.7)
Excess income tax benefit from exercise of stock options				39.5				39.5
Stock-based compensation				55.7				55.7
Cash dividends declared					(274.2)		(38.8)	(313.0)
Purchases of treasury stock (in shares)	(8.7)		(8.7)
Purchases of treasury stock	(475.5)		(475.5)					(475.5)
Other			4.9	11.0				15.9
Net earnings	706.9				679.1		27.8	706.9
Other comprehensive earnings, net of tax	(108.3)					(97.3)	(11.0)	(108.3)
Ending Balance at Dec. 31, 2014	$ 6,691.5	$ 3.9	$ (3,423.6)	$ 7,336.8	$ 2,746.8	$ (107.2)	$ 134.8	$ 6,691.5
Ending Balance (in shares) at Dec. 31, 2014		387.6	(102.7)